MERITZ INVESTMENT - Movement of Meritz put option (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
MERITZ INVESTMENT
Change in fair values	$ (28,319)	$ (285,423)	$ (10,039)
Put Option Liability Current	0	$ 309,115
Expected dividend yield | Level 3
MERITZ INVESTMENT
Put option liabilities, measurement input		0
Meritz Call Option | Risk-free interest rate | Level 3
MERITZ INVESTMENT
Put option liabilities, measurement input		0.0425
Meritz Call Option | Expected volatility | Level 3
MERITZ INVESTMENT
Put option liabilities, measurement input		0.5507
Meritz Call Option | Remaining term | Level 3
MERITZ INVESTMENT
Put option liabilities, measurement input		2.14
Meritz Put Option
MERITZ INVESTMENT
Balance at beginning of the year	309,115
Issuance of put options		$ 130,082
Change in fair values	8,726	299,593
Repurchased and recorded as treasury stock	70,525
Transfer to share buyback forward liabilities		(120,560)
Settlement of put options	$ (388,366)
Balance at end of the year		309,115
Put Option Liability Current		$ 309,115